Business Combinations - Acquisition Method for Recording Business Combinations (Detail) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Common Shares Issued	30,000	5,966,000
Common Share Value	$ 1.4	$ 203.6
Cash Paid	89.6	295.8
Accrued Liability		8.2
Escrow Deposited	0.8	19.1
Recorded Earnout Payable	6.5	87.6
Total Recorded Purchase Price	98.3	614.3
Maximum Potential Earnout Payable	21.8	235.2
Metzler Brothers Insurance (MBI) [Member]
Business Acquisition [Line Items]
Common Shares Issued
Common Share Value
Cash Paid	3.4
Accrued Liability
Escrow Deposited	0.4
Recorded Earnout Payable	0.7
Total Recorded Purchase Price	4.5
Maximum Potential Earnout Payable	1.4
Advanced Benefit Advisors, Inc. (ABA) [Member]
Business Acquisition [Line Items]
Common Shares Issued
Common Share Value
Cash Paid	10.9
Accrued Liability
Escrow Deposited	0.1
Recorded Earnout Payable	1.8
Total Recorded Purchase Price	12.8
Maximum Potential Earnout Payable	7.0
Property & Commercial Limited (PCL) [Member]
Business Acquisition [Line Items]
Common Shares Issued
Common Share Value
Cash Paid	65.1
Accrued Liability
Escrow Deposited
Recorded Earnout Payable
Total Recorded Purchase Price	65.1
Maximum Potential Earnout Payable
Garza Long Group, LLC (GLG) [Member]
Business Acquisition [Line Items]
Common Shares Issued
Common Share Value
Cash Paid	4.3
Accrued Liability
Escrow Deposited	0.1
Recorded Earnout Payable	0.5
Total Recorded Purchase Price	4.9
Maximum Potential Earnout Payable	6.7
Five Other Acquisitions Completed [Member]
Business Acquisition [Line Items]
Common Shares Issued	30,000
Common Share Value	1.4
Cash Paid	5.9
Accrued Liability
Escrow Deposited	0.2
Recorded Earnout Payable	3.5
Total Recorded Purchase Price	11.0
Maximum Potential Earnout Payable	6.7
Riley & Associates, Inc. [Member]
Business Acquisition [Line Items]
Common Shares Issued		64,000
Common Share Value		1.9
Cash Paid		0.7
Escrow Deposited		0.3
Recorded Earnout Payable		1.2
Total Recorded Purchase Price		4.1
Maximum Potential Earnout Payable		1.6
Detlefs & Company Benefit Resources, LLC [Member]
Business Acquisition [Line Items]
Common Shares Issued		52,000
Common Share Value		1.7
Cash Paid		0.6
Escrow Deposited		0.1
Total Recorded Purchase Price		2.4
Maximum Potential Earnout Payable		1.4
First Premium Insurance Group, Inc. [Member]
Business Acquisition [Line Items]
Common Shares Issued		599,000
Common Share Value		19.9
Cash Paid		0.4
Escrow Deposited		1.0
Recorded Earnout Payable		2.8
Total Recorded Purchase Price		24.1
Maximum Potential Earnout Payable		7.0
Gary Johnson & Associates, Inc. [Member]
Business Acquisition [Line Items]
Common Shares Issued		55,000
Common Share Value		1.8
Cash Paid		0.7
Escrow Deposited		0.1
Recorded Earnout Payable		0.3
Total Recorded Purchase Price		2.9
Maximum Potential Earnout Payable		1.4
ProSource Financial, LLC [Member]
Business Acquisition [Line Items]
Common Shares Issued		207,000
Common Share Value		7.3
Cash Paid		6.7
Escrow Deposited		0.5
Recorded Earnout Payable		1.3
Total Recorded Purchase Price		15.8
Maximum Potential Earnout Payable		9.5
Benefit Link Resource Group, Inc. [Member]
Business Acquisition [Line Items]
Common Shares Issued		357,000
Common Share Value		12.3
Escrow Deposited		0.5
Recorded Earnout Payable		6.0
Total Recorded Purchase Price		18.8
Maximum Potential Earnout Payable		8.0
Human Resource Management Systems, LLC [Member]
Business Acquisition [Line Items]
Common Shares Issued		143,000
Common Share Value		5.0
Cash Paid		1.7
Escrow Deposited		0.1
Recorded Earnout Payable		1.8
Total Recorded Purchase Price		8.6
Maximum Potential Earnout Payable		5.3
Wischmeyer Financial, LP [Member]
Business Acquisition [Line Items]
Common Shares Issued		142,000
Common Share Value		4.9
Cash Paid		1.6
Escrow Deposited		0.1
Recorded Earnout Payable		1.4
Total Recorded Purchase Price		8.0
Maximum Potential Earnout Payable		5.5
Besselman & Little Agency, LLC [Member]
Business Acquisition [Line Items]
Common Shares Issued		195,000
Common Share Value		7.0
Cash Paid		2.4
Escrow Deposited		0.1
Recorded Earnout Payable		1.2
Total Recorded Purchase Price		10.7
Maximum Potential Earnout Payable		4.6
Schiff, Kreidler-Shell Insurance and Risk Services (SKS) [Member]
Business Acquisition [Line Items]
Common Shares Issued		744,000
Common Share Value		27.6
Cash Paid		13.3
Recorded Earnout Payable		1.4
Total Recorded Purchase Price		42.3
Maximum Potential Earnout Payable		18.5
CGM Gallagher Group Limited (CGM) [Member]
Business Acquisition [Line Items]
Cash Paid		12.0
Total Recorded Purchase Price		12.0
VEBA Service Group, LLC [Member]
Business Acquisition [Line Items]
Common Shares Issued		162,000
Common Share Value		5.8
Cash Paid		2.0
Escrow Deposited		0.1
Recorded Earnout Payable		1.4
Total Recorded Purchase Price		9.3
Maximum Potential Earnout Payable		4.2
Professional Claims Managers, Inc. [Member]
Business Acquisition [Line Items]
Common Shares Issued		175,000
Common Share Value		5.4
Cash Paid		2.2
Escrow Deposited		0.6
Recorded Earnout Payable		1.3
Total Recorded Purchase Price		9.5
Maximum Potential Earnout Payable		3.9
Insurance Dialogue Limited (IDL) [Member]
Business Acquisition [Line Items]
Cash Paid		26.7
Total Recorded Purchase Price		26.7
Grossman & Associates, Inc. [Member]
Business Acquisition [Line Items]
Common Shares Issued		99,000
Common Share Value		3.3
Escrow Deposited		0.1
Recorded Earnout Payable		0.6
Total Recorded Purchase Price		4.0
Maximum Potential Earnout Payable		5.6
Broker Benefit Services, LLC [Member]
Business Acquisition [Line Items]
Common Shares Issued		180,000
Common Share Value		6.2
Cash Paid		2.1
Escrow Deposited		0.1
Recorded Earnout Payable		0.8
Total Recorded Purchase Price		9.2
Maximum Potential Earnout Payable		4.0
Whitehaven Insurance Group, Inc. [Member]
Business Acquisition [Line Items]
Common Shares Issued		75,000
Common Share Value		2.6
Cash Paid		0.6
Escrow Deposited		0.2
Recorded Earnout Payable		0.7
Total Recorded Purchase Price		4.1
Maximum Potential Earnout Payable		1.6
Contego Underwriting Limited [Member]
Business Acquisition [Line Items]
Cash Paid		7.1
Recorded Earnout Payable		4.8
Total Recorded Purchase Price		11.9
Maximum Potential Earnout Payable		6.3
Grace/Meyer Insurance Agency, Inc. (GMI) [Member]
Business Acquisition [Line Items]
Common Shares Issued		549,000
Common Share Value		19.5
Cash Paid		1.5
Escrow Deposited		2.6
Recorded Earnout Payable		2.6
Total Recorded Purchase Price		26.2
Maximum Potential Earnout Payable		7.0
G.S. Chapman & Associates Insurance Brokers, Inc. (GSC) [Member]
Business Acquisition [Line Items]
Common Shares Issued		905,000
Common Share Value		28.6
Cash Paid		7.0
Escrow Deposited		6.7
Recorded Earnout Payable		3.2
Total Recorded Purchase Price		45.5
Maximum Potential Earnout Payable		19.5
Miller Buettner & Parrott, Inc. [Member]
Business Acquisition [Line Items]
Common Shares Issued		127,000
Common Share Value		4.4
Cash Paid		1.5
Escrow Deposited		0.1
Recorded Earnout Payable		1.7
Total Recorded Purchase Price		7.7
Maximum Potential Earnout Payable		6.0
Triad USA, Inc. [Member]
Business Acquisition [Line Items]
Common Shares Issued		164,000
Common Share Value		5.6
Cash Paid		1.9
Escrow Deposited		0.2
Recorded Earnout Payable		1.5
Total Recorded Purchase Price		9.2
Maximum Potential Earnout Payable		7.3
Blenheim Park Ltd. (BPL) [Member]
Business Acquisition [Line Items]
Common Shares Issued		254,000
Common Share Value		9.1
Cash Paid		5.8
Recorded Earnout Payable		12.0
Total Recorded Purchase Price		26.9
Maximum Potential Earnout Payable		17.2
Sunday and Associates, Inc. [Member]
Business Acquisition [Line Items]
Common Shares Issued		99,000
Common Share Value		3.3
Escrow Deposited		0.1
Recorded Earnout Payable		0.9
Total Recorded Purchase Price		4.3
Maximum Potential Earnout Payable		2.6
Acumus Limited (ACL) [Member]
Business Acquisition [Line Items]
Cash Paid		25.1
Accrued Liability		5.5
Total Recorded Purchase Price		30.6
Aires Consulting Group, Inc. [Member]
Business Acquisition [Line Items]
Cash Paid		1.7
Escrow Deposited		0.2
Recorded Earnout Payable		0.7
Total Recorded Purchase Price		2.6
Maximum Potential Earnout Payable		1.0
Coyle Insurance Agency, Inc. [Member]
Business Acquisition [Line Items]
Common Shares Issued		42,000
Common Share Value		1.2
Cash Paid		4.5
Escrow Deposited		0.3
Recorded Earnout Payable		1.1
Total Recorded Purchase Price		7.1
Maximum Potential Earnout Payable		2.3
Park Row Associates, Inc. [Member]
Business Acquisition [Line Items]
Common Shares Issued		84,000
Common Share Value		3.0
Cash Paid		1.0
Total Recorded Purchase Price		4.0
Polak International Consultants, Inc. [Member]
Business Acquisition [Line Items]
Common Shares Issued		99,000
Common Share Value		3.6
Cash Paid		1.2
Accrued Liability		0.8
Total Recorded Purchase Price		5.6
Unison, Inc. [Member]
Business Acquisition [Line Items]
Common Shares Issued		53,000
Common Share Value		1.8
Cash Paid		5.7
Escrow Deposited		0.1
Recorded Earnout Payable		1.9
Total Recorded Purchase Price		9.5
Maximum Potential Earnout Payable		3.9
SRS Underwriting Agency PTY Ltd. (SRS) [Member]
Business Acquisition [Line Items]
Cash Paid		38.4
Accrued Liability		0.9
Recorded Earnout Payable		6.2
Total Recorded Purchase Price		45.5
Maximum Potential Earnout Payable		8.3
Ahrold Fay Rosenberg [Member]
Business Acquisition [Line Items]
Common Shares Issued		133,000
Common Share Value		3.8
Cash Paid		4.4
Escrow Deposited		0.9
Recorded Earnout Payable		1.6
Total Recorded Purchase Price		10.7
Maximum Potential Earnout Payable		3.4
Brendis & Brendis Inc. [Member]
Business Acquisition [Line Items]
Cash Paid		3.1
Escrow Deposited		0.1
Recorded Earnout Payable		0.4
Total Recorded Purchase Price		3.6
Maximum Potential Earnout Payable		2.9
Charter Lakes Marine Insurance Agency [Member]
Business Acquisition [Line Items]
Cash Paid		7.9
Accrued Liability		1.0
Escrow Deposited		0.9
Recorded Earnout Payable		3.8
Total Recorded Purchase Price		13.6
Maximum Potential Earnout Payable		5.5
Heiser Insurance Agency, Inc. [Member]
Business Acquisition [Line Items]
Cash Paid		4.1
Escrow Deposited		0.5
Recorded Earnout Payable		0.7
Total Recorded Purchase Price		5.3
Maximum Potential Earnout Payable		2.0
Insurance Risk Managers of Missouri, Inc. [Member]
Business Acquisition [Line Items]
Cash Paid		2.0
Escrow Deposited		0.2
Recorded Earnout Payable		0.3
Total Recorded Purchase Price		2.5
Maximum Potential Earnout Payable		1.0
Western Benefit Solutions, LLC [Member]
Business Acquisition [Line Items]
Cash Paid		17.1
Escrow Deposited		0.1
Recorded Earnout Payable		1.9
Total Recorded Purchase Price		19.1
Maximum Potential Earnout Payable		9.4
Argus Benefits (AB) [Member]
Business Acquisition [Line Items]
Cash Paid		19.0
Escrow Deposited		0.2
Recorded Earnout Payable		5.7
Total Recorded Purchase Price		24.9
Maximum Potential Earnout Payable		10.3
Corporate Benefit Advisors, LLC [Member]
Business Acquisition [Line Items]
Cash Paid		8.8
Escrow Deposited		0.1
Recorded Earnout Payable		1.3
Total Recorded Purchase Price		10.2
Maximum Potential Earnout Payable		7.1
The Ericksen Group, Inc. [Member]
Business Acquisition [Line Items]
Cash Paid		5.0
Escrow Deposited		0.1
Recorded Earnout Payable		0.8
Total Recorded Purchase Price		5.9
Maximum Potential Earnout Payable		3.4
Gardner & White Corporation [Member]
Business Acquisition [Line Items]
Cash Paid		16.5
Escrow Deposited		1.0
Recorded Earnout Payable		5.7
Total Recorded Purchase Price		23.2
Maximum Potential Earnout Payable		8.0
Hardman & Howell Benefits [Member]
Business Acquisition [Line Items]
Cash Paid		11.6
Escrow Deposited		0.1
Recorded Earnout Payable		1.0
Total Recorded Purchase Price		12.7
Maximum Potential Earnout Payable		5.3
Eighteen other acquisitions [Member]
Business Acquisition [Line Items]
Common Shares Issued		208,000
Common Share Value		7.0
Cash Paid		20.2
Escrow Deposited		0.7
Recorded Earnout Payable		5.6
Total Recorded Purchase Price		33.5
Maximum Potential Earnout Payable		$ 13.4